Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 505,000
Previously Paid Amount	0.00
Total Fee Amount	77.32
Total Offset Amount	0.00
Net Fee	77.32
Narrative - Max Aggregate Offering Price	$ 505,000
Final Prospectus	true